Other Liabilities, Provisions, Contingencies and Commitments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other Liabilities, Provisions, Contingencies and Commitments

Note 25. Other Liabilities, Provisions, Contingencies and Commitments

25.1 Other current financial liabilities

	December 31, 2017		December 31, 2016
Sundry creditors	Ps.	9,116	Ps.	7,244
Derivative financial instruments (see Note 20)		3,947		264
Others		16		75

Total	Ps.	13,079	Ps.	7,583

The carrying value of short-term payables approximates its fair value as of December 31, 2017 and 2016.

25.2 Provisions and other long term liabilities

	December 31, 2017		December 31, 2016
Provisions	Ps.	12,855	Ps.	16,428
Taxes payable		458		508
Others		1,233		1,457

Total	Ps.	14,546	Ps.	18,393

25.3 Other financial liabilities

	December 31, 2017		December 31, 2016
Derivative financial instruments (see Note 20)	Ps.	1,769	Ps.	6,403
Security deposits		1,028		917

Total	Ps.	2,797	Ps.	7,320

25.4 Provisions recorded in the consolidated statement of financial position

The Company has various loss contingencies, and has recorded reserves as other liabilities for those legal proceedings for which it believes an unfavorable resolution is probable. Most of these loss contingencies are the result of the Company’s business acquisitions. The following table presents the nature and amount of the loss contingencies recorded as of December 31, 2017 and 2016:

	December 31, 2017		December 31, 2016
Indirect taxes	Ps.	6,836	Ps.	11,065
Labor		2,723		2,578
Legal		3,296		2,785

Total	Ps.	12,855	Ps.	16,428

25.5 Changes in the balance of provisions recorded

25.5.1 Indirect taxes

	December 31, 2017		December 31, 2016		December 31, 2015
Balance at beginning of the year	Ps.	11,065	Ps.	1,725	Ps.	2,271
Penalties and other charges		362		173		21
New contingencies (see Note 19)		91		768		84
Contingencies added in business combination (1)		861		7,840		—
Cancellation and expiration		(796)		(106)		(205)
Payments		(947)		(6)		(214)
Brazil amnesty adoption		(3,321)		—		—
Effects of changes in foreign exchange rates		(479)		671		(232)

Balance at end of the year	Ps.	6,836	Ps.	11,065	Ps.	1,725

25.5.2 Labor

	December 31, 2017		December 31, 2016		December 31, 2015
Balance at beginning of the year	Ps.	2,578	Ps.	1,372	Ps.	1,587
Penalties and other charges		56		203		210
New contingencies		283		397		44
Contingencies added in business combination (1)		—		500		—
Cancellation and expiration		(32)		(186)		(102)
Payments		(92)		(336)		(114)
Effects of changes in foreign exchange rates		(69)		628		(253)
Venezuela deconsolidation effect		(1)		—		—

Balance at end of the year	Ps.	2,723	Ps.	2,578	Ps.	1,372

25.5.3 Legal

	December 31, 2017		December 31, 2016		December 31, 2015
Balance at beginning of the year	Ps.	2,785	Ps.	318	Ps.	427
Penalties and other charges		121		34		—
New contingencies		186		196		—
Contingencies added in business combination (1)		783		2,231		—
Cancellation and expiration		(16)		(46)		(33)
Payments		(417)		(81)		—
Brazil amnesty adoption		7		—		—
Effects of changes in foreign exchange rates		(151)		133		(76)
Venezuela deconsolidation effect		(2)		—		—

Balance at end of the year	Ps.	3,296	Ps.	2,785	Ps.	318

(1)	Coca-Cola FEMSA recognized an amount of Ps. 7,840 corresponding to tax claims with local Brazil IRS (including a contingency of Ps. 5,321 related to the deductibility of a tax goodwill balance). The remaining contingencies relate to multiple claims with loss expectations assessed by management and supported by the analysis of legal counsels as possible, the total amount of contingencies guaranteed agreements amounts to Ps. 8,081. During 2017, Coca-Cola FEMSA took advantage of a Brazilian tax amnesty program. The settlement of certain outstanding matters under that amnesty program generated a benefit of Ps. 1,874 which has been offset against the corresponding indemnifiable assets.

While provision for all claims has already been made, the actual outcome of the disputes and the timing of the resolution cannot be estimated by the Company at this time.

25.6 Unsettled lawsuits

The Company has entered into several proceedings with its labor unions, tax authorities and other parties that primarily involve Coca-Cola FEMSA and its subsidiaries. These proceedings have resulted in the ordinary course of business and are common to the industry in which the Company operates. The aggregate amount being claimed against the Company resulting from such proceedings as of December 31, 2017 is Ps. 70,830. Such contingencies were classified by legal counsel as less than probable but more than remote of being settled against the Company. However, the Company believes that the ultimate resolution of such several proceedings will not have a material effect on its consolidated financial position or result of operations.

Included in this amount Coca-Cola FEMSA has tax contingencies, most of which are related to its Brazilian operations, amounting to approximately Ps. 51,014, with loss expectations assessed by management and supported by the analysis of legal counsel consider as possible. Among these possible contingencies, are Ps. 12,346 in various tax disputes related primarily to credits for ICMS (VAT) and Ps. 33,217 related to tax credits of IPI over raw materials acquired from Free Trade Zone Manaus. Possible claims also include Ps. 4,787 related to compensation of federal taxes not approved by the IRS (Tax authorities) and Ps. 664 related to the requirement by the Tax Authorities of State of São Paulo for ICMS (VAT), interest and penalty due to the alleged underpayment of tax arrears for the period 1994-1996. Coca-Cola FEMSA is defending its position in these matters and final decision is pending in court. In addition, the Company has Ps. 6,272 in unsettled indirect tax contingencies regarding indemnification accorded with Heineken Group over FEMSA Cerveza. These matters are related to different Brazilian federal taxes which are pending final decision.

In recent years in its Mexican and Brazilian territories, Coca-Cola FEMSA has been requested to present certain information regarding possible monopolistic practices. These requests are commonly generated in the ordinary course of business in the soft drink industry where this subsidiary operates. The Company does not expect any material liability to arise from these contingencies.

25.7 Collateralized contingencies

As is customary in Brazil, Coca-Cola FEMSA has been required by the tax authorities there to collateralize tax contingencies currently in litigation amounting to Ps. 9,433, Ps. 8,093 and 3,569 as of December 31, 2017, 2016 and 2015, respectively, by pledging fixed assets and entering into available lines of credit covering the contingencies (see Note 13).

25.8 Commitments

As of December 31, 2017, the Company has contractual commitments for finance leases for computer equipment and operating leases for the rental of production machinery and equipment, distribution and computer equipment, and land for FEMSA Comercio’s operations.

The contractual maturities of the operating lease commitments by currency, expressed in Mexican pesos as of December 31, 2017, are as follows:

	Mexican Pesos		U.S. Dollars		Others
Not later than 1 year	Ps.	6,553	Ps.	426	Ps.	5,700
Later than 1 year and not later than 5 years		21,922		3,145		22,104
Later than 5 years		29,307		280		10,226

Total	Ps.	57,782	Ps.	3,851	Ps.	38,030

Rental expense charged to consolidated net income was Ps. 9,468, Ps. 8,202 and Ps. 6,088 for the years ended December 31, 2017, 2016 and 2015, respectively.

Future minimum lease payments under finance leases with the present value of the net minimum lease payments are as follows:

	2017 Minimum Payments		Present Value of Payments		2016 Minimum Payments		Present Value of Payments
Not later than 1 year	Ps.	41	Ps.	34	Ps.	32	Ps.	(68)
Later than 1 year and not later than 5 years		91		82		103		83
Later than 5 years		—		—		—		97

Total mínimum lease payments		132		116		135		112
Less amount representing finance charges		16		—		23		—
Present value of minimum lease payments		116		116		112		112